As filed with the Securities and Exchange Commission on June 24, 2014

File Nos. 2-48227

811-02383

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON,  D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 128	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 106	☒

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

Emilie D. Wrapp

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York l0105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 128 relates solely to the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein Emerging Markets Debt Portfolio, the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein Emerging Markets Corporate Debt Portfolio, the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein High Yield Portfolio, the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein Mortgage Opportunities Portfolio, the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein Credit Long/Short Portfolio. No information in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares, as applicable, of the AllianceBernstein Intermediate Bond Portfolio, the Class A, Class C, Class R, Class K, Class I, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Bond Inflation Strategy, the Class A, Class C, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Municipal Bond Inflation Strategy, the Class A, Class C, Class R, Class K, Class I, Class Z, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Real Asset Strategy, the Class A, Class C, Class R, Class K, Class I, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein International Bond Portfolio, the Class A, Class C, Class R, Class K, Class I, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Limited Duration High Income Portfolio, the Class A, Class C, Class R, Class K, Class I, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Government Reserves Portfolio, the Class A, Class C, Advisor Class, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Tax-Aware Fixed Income Portfolio and the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Floating Rate Strategies Fund is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 24th day of June, 2014.

ALLIANCEBERNSTEIN BOND FUND, INC.

By:	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of 1933, as amended this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	June 24, 2014

2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	June 24, 2014

3)	Directors:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)	June 24, 2014

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase